Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Taxation

	December 31, 2024	December 31, 2023
	$	$
Reconciliation of the tax expense
Loss for the year before tax	(46,596,207)	(364,663,392)

Tax using the Isle of Man corporate income tax rate of 0%	-	-
Differences in overseas taxation rates	2,051,863	2,360,211
Movement in unrecognized deferred tax assets	(2,591,989)	(2,360,211)
Total Income tax	(540,126)	-

Schedule of Unrecognized Deferred Tax Assets
Significant components of unrecognized deferred tax assets are as follows:

	December 31, 2024	December 31, 2023
	$	$
Accelerated capital deductions	337,722	337,722
Pre-trading capital expenses	50,969,421	27,962,303
Pre-trading tax losses	42,875,733	40,283,744
Unrecognized deferred tax assets	94,182,876	68,583,769